Segmental information (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Schedule of segmental information for the consolidated income statement - continuing operations	(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2023
Sales	7,382	5,996	5,403	2,260	2,386	3,073	(3,073)	23,427	88	23,515
Net sales
At budgeted exchange rates(1)	6,052	3,377	3,084	1,642	1,631	2,942	(2,876)	15,852	87	15,939
Acquisitions and disposals	20	20	35	3	104	—	—	182	—	182
SC&P allocation	8	38	8	9	3	(66)	—	—	—	—
Retranslation to actual exchange rates	678	(41)	73	145	(39)	197	(197)	816	1	817
Hyperinflation	—	175	—	—	—	—	—	175	—	175
Net sales	6,758	3,569	3,200	1,799	1,699	3,073	(3,073)	17,025	88	17,113
Operating profit/(loss)
At budgeted exchange rates(1)	2,337	1,076	886	597	347	(32)	—	5,211	(292)	4,919
Acquisitions and disposals	(18)	(13)	5	—	27	—	—	1	(6)	(5)
SC&P allocation	3	(24)	(6)	(3)	(2)	32	—	—	—	—
Fair value remeasurements	87	25	—	1	—	—	—	113	—	113
Retranslation to actual exchange rates	280	18	20	66	(152)	—	—	232	(28)	204
Hyperinflation	—	23	—	—	—	—	—	23	—	23
Operating profit/(loss) before exceptional items	2,689	1,105	905	661	220	—	—	5,580	(326)	5,254
Exceptional operating items	(97)	(8)	(473)	—	(44)	—	—	(622)	—	(622)
Operating profit/(loss)	2,592	1,097	432	661	176	—	—	4,958	(326)	4,632
Non-operating items										328
Net finance charges										(594)
Share of after tax results of associates and joint ventures										370
Profit before taxation										4,736

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2022
Sales	6,682	5,740	5,624	1,945	2,403	2,010	(2,010)	22,394	54	22,448
Net sales
At budgeted exchange rates(1)	5,955	3,258	2,879	1,486	1,699	2,095	(2,016)	15,356	55	15,411
Acquisitions and disposals	34	23	—	3	15	—	—	75	—	75
SC&P allocation	9	46	9	12	3	(79)	—	—	—	—
Retranslation to actual exchange rates	97	(304)	(4)	24	(35)	(6)	6	(222)	(1)	(223)
Hyperinflation	—	189	—	—	—	—	—	189	—	189
Net sales	6,095	3,212	2,884	1,525	1,682	2,010	(2,010)	15,398	54	15,452
Operating profit/(loss)
At budgeted exchange rates(1)	2,388	1,086	703	528	346	(22)	—	5,029	(256)	4,773
Acquisitions and disposals	(28)	11	—	—	(10)	—	—	(27)	—	(27)
SC&P allocation	(1)	(18)	(2)	—	(1)	22	—	—	—	—
Fair value remeasurements	32	36	—	(8)	—	—	—	60	—	60
Retranslation to actual exchange rates	63	(108)	10	18	(20)	—	—	(37)	18	(19)
Hyperinflation	—	10	—	—	—	—	—	10	—	10
Operating profit/(loss) before exceptional items	2,454	1,017	711	538	315	—	—	5,035	(238)	4,797
Exceptional operating items	(1)	(146)	(241)	—	—	—	—	(388)	—	(388)
Operating profit/(loss)	2,453	871	470	538	315	—	—	4,647	(238)	4,409
Non-operating items										(17)
Net finance charges										(422)
Share of after tax results of associates and joint ventures										417
Profit before taxation										4,387

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2021
Sales	5,803	4,795	5,146	1,369	2,020	1,537	(1,537)	19,133	20	19,153
Net sales
At budgeted exchange rates(1)	5,527	2,579	2,561	1,176	1,541	1,627	(1,548)	13,463	20	13,483
Acquisitions and disposals	28	2	—	—	5	—	—	35	—	35
SC&P allocation	9	45	9	13	3	(79)	—	—	—	—
Retranslation to actual exchange rates	(355)	(68)	(82)	(143)	(137)	(11)	11	(785)	—	(785)
Net sales	5,209	2,558	2,488	1,046	1,412	1,537	(1,537)	12,713	20	12,733
Operating profit/(loss)
At budgeted exchange rates(1)	2,469	728	628	422	228	(97)	—	4,378	(218)	4,160
Acquisitions and disposals	(18)	(3)	—	—	—	—	—	(21)	—	(21)
SC&P allocation	(30)	(32)	(5)	(27)	(3)	97	—	—	—	—
Fair value remeasurement of contingent consideration	(9)	(27)	—	—	—	—	—	(36)	—	(36)
Retranslation to actual exchange rates	(175)	(31)	(15)	(92)	(54)	—	—	(367)	10	(357)
Operating profit/(loss) before exceptional items	2,237	635	608	303	171	—	—	3,954	(208)	3,746
Exceptional operating items	—	(15)	—	—	—	—	—	(15)	—	(15)
Operating profit/(loss)	2,237	620	608	303	171	—	—	3,939	(208)	3,731
Non-operating items										14
Net finance charges										(373)
Share of after tax results of associates and joint ventures										334
Profit before taxation										3,706
(1)    These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(i)    The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the other operating segments, inter-segmental sales are not material.
(ii)    The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(iii) Approximately 38% of annual net sales occurred in the last four months of calendar year 2022.
Schedule of other segmental information
(b) Other segmental information

	North America £ million	Europe £ million	Asia Pacific £ million	Latin America and Caribbean £ million	Africa £ million	SC&P £ million	Corporate and other £ million	Total £ million
2023
Purchase of property, plant and equipment and computer software	197	209	166	121	126	356	5	1,180
Depreciation and intangible asset amortisation	(95)	(98)	(61)	(18)	(80)	(134)	(10)	(496)
Exceptional impairment of tangible assets	(52)	2	(22)	—	—	—	—	(72)
Exceptional impairment of intangible assets	(29)	(25)	(444)	—	—	—	—	(498)
2022
Purchase of property, plant and equipment and computer software	230	187	146	128	139	256	11	1,097
Depreciation and intangible asset amortisation	(80)	(93)	(93)	(16)	(81)	(116)	(10)	(489)
Exceptional impairment of tangible assets	—	(3)	—	—	—	—	—	(3)
Exceptional impairment of intangible assets	—	(96)	(240)	—	—	—	—	(336)
2021
Purchase of property, plant and equipment and computer software	153	23	56	20	125	125	124	626
Depreciation and intangible asset amortisation	(76)	(31)	(60)	(16)	(79)	(126)	(59)	(447)

Disclosure Of Category And Geographical Analysis Explanatory1
(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits £ million	Beer £ million	Ready to drink £ million	Other £ million	Total £ million	United States £ million	India £ million	Great Britain £ million	Rest of World £ million	Total £ million
2023
Sales(1)	19,004	3,355	899	257	23,515	6,972	2,751	2,138	11,654	23,515
Non-current assets(2), (3)						5,816	1,798	2,909	11,204	21,727
2022
Sales(1)	18,164	3,128	882	274	22,448	6,327	3,219	2,142	10,760	22,448
Non-current assets(2), (3)						5,899	2,396	2,413	10,861	21,569
2021
Sales(1)	15,634	2,562	741	216	19,153	5,441	3,011	1,822	8,879	19,153
Non-current assets(2), (3)						4,320	2,561	2,119	10,063	19,063
(1)    The geographical analysis of sales is based on the location of third-party customers.
(2)    The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.
(3) The management information provided to the chief operating decision-maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.